Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
RMB [Member] | Period End Exchange Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	6.812		7.0175
RMB [Member] | Average Exchange Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Average currency exchange rates	6.9013	7.1788
EUR [Member] | Period End Exchange Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.8772		0.8547
EUR [Member] | Average Exchange Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Average currency exchange rates	0.8578	0.9147
GBP [Member] | Period End Exchange Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.7576		0.7463
GBP [Member] | Average Exchange Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Average currency exchange rates	0.7444	0.7668